Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Corporation.

The following information is presented to disclose the relationship between executive “compensation actually paid” or CAP, as calculated under applicable SEC rules, and the Corporation’s financial performance. As required by SEC rules, the table presented below discloses CAP for (i) the Corporation’s principal executive officer (“PEO”), Mr. Hackman and the former principal executive officer (“Former PEO”) Mr. Raykov, and (ii) the Corporation’s NEOs other than Mr. Hackman and Mr. Raykov (collectively, “Non-PEO NEOs”), on an average basis. The Corporation’s PEO and the Non-PEO NEOs receive time-based RSU awards and their total compensation is not tied to any specific company performance measures.

							Average
							Summary	Average	Value of
							Compensation	Compensation	Initial Fixed $100
							Total for	Actually Paid to	Investment	Net
	Summary Compensation Table Total for PEO[1]			Compensation Actually Paid To PEO[2]			Non-PEO	Non-PEO	Based On Total	Income
Year	PEO		Prior PEO	PEO		Prior PEO	NEOs[3]	NEOs[4]	Shareholder Return[5]	(millions)[6]
(a)		(b)			(c)		(d)	(e)	(f)	(g)
2025	1,715,227		-	815,456		-	4,124,912	2,919,877	103	(9,741)
2024	1,611,861		3,238,461	1,866,208		1,960,657	1,122,451	979,998	85	(436)
2023			2,497,849			4,526,511	1,234,679	2,036,284	151	(16,045)

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Hackman, the Corporation’s current Chief Executive Officer (who joined the company in Augus 2024) and Mr. Raykov, the former Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

(2)	The dollar amounts reported in column (c) represent the amount of CAP as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hackman and Mr. Raykov during the applicable year as it includes changes in the value of stock compensation for awards which remained unvested at the end of the applicable year. The following table details the applicable adjustments that were made to determine CAP:

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

							Add: Change in
							Value as of
						Add: Change in	Vesting Date
			Deduct: Stock	Add: Fair Value of	Add: Fair Value of	Fair Value of	of Equity Awards
		Summary	Compensation	of Equity Awards	of Equity Awards	Outstanding and	Granted in
		Compensation	Included	Granted in Fiscal year	Granted and Vested	Unvested Equity	Prior Years
		Table	in Summary	and Unvested	in Fiscal Year	Awards granted	which Vested	Compensation
Fiscal Year	Executive(s)	Total	Compensation	as of Year-End		in Prior Fiscal Years	in Fiscal Year	Actually Paid
			(a)	(b)	(c)	(d)	(e)
2025	PEO	1,715,227	1,111,755	803,487	385,000	(881,358)	(95,144)	815,456
2025	Non-PEO NEOs	4,124,912	2,357,055	1,034,487	1,309,000	(1,305,418)	113,952	2,919,877
2024	PEO	1,611,861	1,386,862	1,641,208	-	-	-	1,866,208
2024	Prior PEO	3,238,461	1,606,792	632,000	679,750	-	(982,763)	1,960,657
2024	Non-PEO NEOs	1,122,451	602,826	662,476	-	(63,392)	(138,710)	979,998
2023	Prior PEO	2,497,849	1,655,873	2,283,329	-	(618,750)	2,019,956	4,526,511
2023	Non-PEO NEOs	1,234,679	856,335	1,244,623	-	(19,094)	432,411	2,036,284

(a)	The grant date fair value of equity-based awards, as reported in the Summary Compensation Table.

(b)	The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year.

(c)	For awards granted and vested in the current fiscal year, the amount equals the fair value at the vesting date.

(d)	The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(e)	For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value

(3)	The dollar amounts represent the average Summary Compensation Table totals for the non-PEO NEOs. The non-PEO NEOs during the calendar year 2024 were Mr. Andrade, the Corporation’s Chief Financial Officer and effective October 28, 2024, Mr. Sayad, the Corporation’s Chief Medical Officer. The non-PEO NEOs during the calendar year 2023 were Mr. Andrade, the Corporation’s Chief Financial Officer Mr. Haigh, the Corporation’s former Chief Operating Officer, who resigned on June 30, 2024. The Non-PEO NEO during the calendar year 2022 was Mr. Andrade.

(4)	Represents CAP for non-PEO NEOs. The amounts shown do not reflect the actual compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with SEC rules, adjustments were made to determine the CAP using the same methodology described in the footnotes above.

(5)	Calculated based upon the closing price of a share of the Corporation’s common stock on the last day of its 2024 2023, 2022 fiscal years, which prices were $6.32, $11.22, $9.60, $4.40, respectively.

(6)	Refer to Corporation’s Consolidated Statements of Operations as presented in its Annual Report on Form 10-K filed on March 27, 2026.

Named Executive Officers, Footnote	The
(3)	The dollar amounts represent the average Summary Compensation Table totals for the non-PEO NEOs. The non-PEO NEOs during the calendar year 2024 were Mr. Andrade, the Corporation’s Chief Financial Officer and effective October 28, 2024, Mr. Sayad, the Corporation’s Chief Medical Officer. The non-PEO NEOs during the calendar year 2023 were Mr. Andrade, the Corporation’s Chief Financial Officer Mr. Haigh, the Corporation’s former Chief Operating Officer, who resigned on June 30, 2024. The Non-PEO NEO during the calendar year 2022 was Mr. Andrade.

Adjustment To PEO Compensation, Footnote

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

							Add: Change in
							Value as of
						Add: Change in	Vesting Date
			Deduct: Stock	Add: Fair Value of	Add: Fair Value of	Fair Value of	of Equity Awards
		Summary	Compensation	of Equity Awards	of Equity Awards	Outstanding and	Granted in
		Compensation	Included	Granted in Fiscal year	Granted and Vested	Unvested Equity	Prior Years
		Table	in Summary	and Unvested	in Fiscal Year	Awards granted	which Vested	Compensation
Fiscal Year	Executive(s)	Total	Compensation	as of Year-End		in Prior Fiscal Years	in Fiscal Year	Actually Paid
			(a)	(b)	(c)	(d)	(e)
2025	PEO	1,715,227	1,111,755	803,487	385,000	(881,358)	(95,144)	815,456
2025	Non-PEO NEOs	4,124,912	2,357,055	1,034,487	1,309,000	(1,305,418)	113,952	2,919,877
2024	PEO	1,611,861	1,386,862	1,641,208	-	-	-	1,866,208
2024	Prior PEO	3,238,461	1,606,792	632,000	679,750	-	(982,763)	1,960,657
2024	Non-PEO NEOs	1,122,451	602,826	662,476	-	(63,392)	(138,710)	979,998
2023	Prior PEO	2,497,849	1,655,873	2,283,329	-	(618,750)	2,019,956	4,526,511
2023	Non-PEO NEOs	1,234,679	856,335	1,244,623	-	(19,094)	432,411	2,036,284

(a)	The grant date fair value of equity-based awards, as reported in the Summary Compensation Table.

(b)	The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year.

(c)	For awards granted and vested in the current fiscal year, the amount equals the fair value at the vesting date.

(d)	The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(e)	For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value

Non-PEO NEO Average Total Compensation Amount	$ 4,124,912	$ 1,122,451	$ 1,234,679
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,919,877	979,998	2,036,284
Adjustment to Non-PEO NEO Compensation Footnote

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

							Add: Change in
							Value as of
						Add: Change in	Vesting Date
			Deduct: Stock	Add: Fair Value of	Add: Fair Value of	Fair Value of	of Equity Awards
		Summary	Compensation	of Equity Awards	of Equity Awards	Outstanding and	Granted in
		Compensation	Included	Granted in Fiscal year	Granted and Vested	Unvested Equity	Prior Years
		Table	in Summary	and Unvested	in Fiscal Year	Awards granted	which Vested	Compensation
Fiscal Year	Executive(s)	Total	Compensation	as of Year-End		in Prior Fiscal Years	in Fiscal Year	Actually Paid
			(a)	(b)	(c)	(d)	(e)
2025	PEO	1,715,227	1,111,755	803,487	385,000	(881,358)	(95,144)	815,456
2025	Non-PEO NEOs	4,124,912	2,357,055	1,034,487	1,309,000	(1,305,418)	113,952	2,919,877
2024	PEO	1,611,861	1,386,862	1,641,208	-	-	-	1,866,208
2024	Prior PEO	3,238,461	1,606,792	632,000	679,750	-	(982,763)	1,960,657
2024	Non-PEO NEOs	1,122,451	602,826	662,476	-	(63,392)	(138,710)	979,998
2023	Prior PEO	2,497,849	1,655,873	2,283,329	-	(618,750)	2,019,956	4,526,511
2023	Non-PEO NEOs	1,234,679	856,335	1,244,623	-	(19,094)	432,411	2,036,284

(a)	The grant date fair value of equity-based awards, as reported in the Summary Compensation Table.

(b)	The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year.

(c)	For awards granted and vested in the current fiscal year, the amount equals the fair value at the vesting date.

(d)	The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(e)	For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid, TSR, and Net Income (Loss)

The amounts of CAP shown in the above Pay versus Performance Table have been calculated as required by Item 402(v) of SEC Regulation S-K. Such calculated amounts do not represent the actual amount of compensation earned by or paid to such individuals in the fiscal years shown. Item 402(v) also requires that the Corporation’s total shareholder return (“TSR”) and net income(loss) for each of the fiscal years shown be included in the Pay versus Performance Table as performance measures. While the Compensation Committee considers TSR and net income (loss) in determining executive compensation, the Committee also utilizes various other performance measures in seeking to align executive compensation with the non-PEO NEOs’ performance as well as certain subjective measures, all as described in more detail under “Compensation Discussion and Analysis (CD&A).”

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid, TSR, and Net Income (Loss)

The amounts of CAP shown in the above Pay versus Performance Table have been calculated as required by Item 402(v) of SEC Regulation S-K. Such calculated amounts do not represent the actual amount of compensation earned by or paid to such individuals in the fiscal years shown. Item 402(v) also requires that the Corporation’s total shareholder return (“TSR”) and net income(loss) for each of the fiscal years shown be included in the Pay versus Performance Table as performance measures. While the Compensation Committee considers TSR and net income (loss) in determining executive compensation, the Committee also utilizes various other performance measures in seeking to align executive compensation with the non-PEO NEOs’ performance as well as certain subjective measures, all as described in more detail under “Compensation Discussion and Analysis (CD&A).”

The Compensation Committee of the Board of Directors of the Corporation does not have a policy or practice of evaluating cumulative total shareholder return as part of its determination of compensation decisions for Named Executive Officers. As noted in the “Compensation Discussion and Analysis” section of this proxy statement, the Compensation Committee reviews various compensation metrics to ensure the competitiveness of its executive compensation. The Compensation Committee determines on an annual basis the relevant objectives and goals that drive each of the Named Executive Officer’s compensation. While the Corporation’s financial condition and share price are measurements that the Corporation utilizes in evaluating the relevant objectives, the Compensation Committee also considers the advancement of the Corporation’s product candidates, both preclinical and clinical, as well as the achievement of corporative objectives, including financings, partnerships and other business development.

Total Shareholder Return Amount	$ 103	85	151
Net Income (Loss)	(9,741,000,000)	$ (436,000,000)	$ (16,045,000,000)
Share Price		$ 6.32	$ 11.22	$ 9.6	$ 4.4
Mr. Hackman
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,715,227	$ 1,611,861
PEO Actually Paid Compensation Amount	815,456	1,866,208
Mr. Raykov
Pay vs Performance Disclosure
PEO Total Compensation Amount		3,238,461	$ 2,497,849
PEO Actually Paid Compensation Amount		1,960,657	4,526,511
PEO | Mr. Hackman | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,111,755)	(1,386,862)
PEO | Mr. Hackman | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	803,487	1,641,208
PEO | Mr. Hackman | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(881,358)
PEO | Mr. Hackman | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	385,000
PEO | Mr. Hackman | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,144)
PEO | Mr. Raykov | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,606,792)	(1,655,873)
PEO | Mr. Raykov | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		632,000	2,283,329
PEO | Mr. Raykov | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(618,750)
PEO | Mr. Raykov | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		679,750
PEO | Mr. Raykov | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(982,763)	2,019,956
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,357,055)	(602,826)	(856,335)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,034,487	662,476	1,244,623
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,305,418)	(63,392)	(19,094)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,309,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 113,952	$ (138,710)	$ 432,411